Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
Income Taxes

(12)                          Income Taxes

The Company is a tax exempted company incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to tax on their income or capital gains. In addition, upon any payments of dividends by the Group to its shareholders, no Cayman Islands withholding tax is imposed.

The Group’s subsidiaries and VIEs incorporated in PRC are subject to Income Tax in the PRC.

The provision for current income taxes of the subsidiaries operating in Hong Kong has been calculated by applying the current rate of taxation of 16.5% for the year ended December 31, 2010, 2011 and 2012, if applicable.

On March 16, 2007, the PRC promulgated New Enterprise Income Tax Law (the “New Income Tax Law”). The New Taxation Law which becomes effective from January 1, 2008. Under the New Taxation Law, all enterprises (both domestic enterprises and FIEs) have one unified income tax rate of 25%. On December 6, 2007, the State Council of the PRC issued Implementation Regulations on the New Taxation Law. The New Taxation Law and Implementation Regulations have changed the tax rate from 15% to 18%, 20%, 22%, 24% and 25% for the years ending December 31, 2008, 2009, 2010, 2011 and 2012, respectively, for Shenzhen PRC subsidiaries. The deferred tax balance has been adjusted to reflect the tax rates that are expected to apply.

Pursuant to the relevant laws and regulations in the PRC, Litian and Shenzhen Fanhua Software Technology Co., Ltd (“Fanhua Software”), the subsidiaries of the Group, were regarded as software companies and thus exempted from PRC Income Tax for two years starting from its first profit-making year, followed by a 50% reduction for the next three years. For Litian, year 2010 was the first profit-making year and accordingly, Litian has not made any provision for PRC income tax for the years ended December 31, 2010 and 2011, and has made a 12.5% tax provision for its profits for the year ended December 31, 2012. For Fanhua Software, year 2012 was the first profit-making year and accordingly, Fanhua Software has not made any provision for PRC income tax for the years ended December 31, 2012.

The Group accounts for uncertain income tax positions by prescribing a minimum recognition threshold in the financial statements.

As of December 31, 2012, the Group’s liabilities for unrecognized tax benefits were included in other tax liabilities. The movements of unrecognized tax benefits are as follows:

RMB
Balance as of January 1, 2010	2,537
Gross increase in prior-period tax positions	2,982
Balance as of December 31, 2010	5,519
Gross increase in prior-period tax positions	38,067
Balance as of December 31, 2011	43,586
Gross increase in prior-period tax positions	4,003
Balance as of December 31, 2012	47,589

The uncertain tax positions are related to tax years that remain subject to examination by the relevant taxable authorities. Based on the outcome of any future examinations, or as a result of the expiration of statute of limitations for specific jurisdictions, it is reasonably possible that the related unrecognized tax benefits for tax positions taken regarding previously filed tax returns, might materially change from those recorded as liabilities for uncertain tax positions in the Group’s consolidated financial statements as of December 31, 2011 and 2012. In addition, the outcome of these examinations may impact the valuation of certain deferred tax assets (such as net operating losses) in future periods. However, based on the current lack of any examinations in progress, and the protocol of finalizing audits by the relevant tax authorities, it is not possible to estimate the impact of any amount of such changes, if any, to previously recorded uncertain tax positions. The Group’s policy is to recognize interest and penalties accrued on any unrecognized tax benefits, if any, as a component of income tax expense. The Company does not anticipate any significant increases or decreases to its liability for unrecognized tax benefit within the next twelve months.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100 is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.

Income tax expenses are comprised of the following:

	Year Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Current tax expense	87,812	100,461	56,467
Deferred tax expense (income)	1,313	(16,431)	(6,094)
Income tax expense	89,125	84,030	50,373

The principal components of the deferred income tax assets and liabilities are as follows:

	As of December 31,
	2011	2012
	RMB	RMB
Current deferred tax assets:
Operating loss carry forward	4,276	4,942
Other	3,093	—
Less: valuation allowances	—	—
Current deferred tax asset, net	7,369	4,942

Non-current deferred tax assets:
Operating loss carry forward	15,748	22,826
Other	—	—
Less: valuation allowances	(13,856)	(18,859)
Non-current deferred tax asset, net	1,892	3,967
Total	9,261	8,909

Deferred tax liabilities:
Intangible assets, net	11,944	8,592
Investment income	18,162	18,162
Total	30,106	26,754

Due to the uncertainty of the level of PRC subsidiaries or VIEs’ taxable income and the lack of operating history in the VIEs, management does not believe certain subsidiaries or VIEs will generate sufficient taxable income such that it is more likely than not that the deferred tax assets will not be realized. As such, a valuation allowance has been established for these deferred tax assets as of December 31, 2011 and 2012. The Group had total operating loss carry-forwards of RMB79,682 and RMB111,536 for the years ended December 31, 2011 and 2012, respectively. Such operating loss carry-forwards expire five years after the RPC subsidiaries or VIEs incur the loss unless utilized. The operating loss carry-forwards of RMB3,042, RMB10,852, RMB49,537 and RMB48,105 is to expire for the year ended December 31, 2014, 2015, 2016 and 2017, respectively.

Reconciliation between the provision for income taxes computed by applying the PRC enterprise income rate of 25% to net income (loss) before income taxes and income of affiliates and discontinued operations, and the actual provision for income taxes is as follows:

	Year Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Net income (loss) before income taxes and income of affiliates and discontinued operations	462,886	(674,306)	160,452
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	115,722	(168,576)	40,113
Expenses not deductible for tax purposes:
Entertainment	607	659	668
Goodwill and unamortized intangible asset impairment	—	255,272	—
Other	1,130	3,579	3,312
Tax exemption and tax relief:
Tax rate differentials	(30,799)	(30,140)	(3,947)
Change in valuation allowance	(92)	13,654	5,003
Uncertain tax provisions	2,981	8,367	4,003
Other	(424)	1,215	1,221
Income tax expense	89,125	84,030	50,373

Additional PRC income taxes that would have been payable without the tax exemption amounted to approximately RMB29,407, RMB70,065 and RMB26,784 for the years ended December 31, 2010, 2011 and 2012, respectively. Without such exemption, the Group’s basic and diluted net profit per share for the year ended December 31, 2012 would have been decreased by RMB0.03.

Under the New Income Tax law, enterprises are classified as either resident or non-resident. A resident enterprise refers to one that is incorporated under the PRC law or under the law of a jurisdiction outside the PRC with its “de facto management organization” located within the PRC. Non-resident enterprise refers to one that is incorporated under the law of a jurisdiction outside the PRC with its “de facto management organization” located also outside the PRC, but which has either set up institutions or establishments in the PRC or has income originating from the PRC without setting up any institution or establishment in the PRC. Under the New Enterprise Income Tax (“EIT”) Implementation Regulation, “de facto management organization” is defined as the organization of an enterprise through which substantial and comprehensive management and control over the business, operations, personnel, accounting and properties of the enterprise are exercised. Under the New Income Tax Law and the New EIT Implementation Regulation, a resident enterprise’s global net income will be subject to a 25% EIT rate. On April 22, 2009, the State Administration of Taxation (the “SAT”), issued SAT Circular 82, which provides certain specific criteria for determining whether the “de facto management body” of a PRC-controlled enterprise that is incorporated offshore is located in China. In addition, the SAT issued a bulletin on July 27, 2011 providing more guidance on the implementation of Circular 82 and clarifies matters such as resident status determination. Due to the present uncertainties resulting from the limited PRC tax guidance on this issue, it is unclear that the legal entities organized outside of PRC should be treated as residents for New Tax Law purposes. Nevertheless, even if one or more of the Group’s legal entities organized outside of the PRC were characterized as PRC tax residents, no significant impact would be expected on the net current tax payable balance and the net deferred tax balance.

If the entity were to be non-resident for PRC tax purpose, dividends paid to it out of profits earned after January 1, 2009 would be subject to a withholding tax. In the case of dividends paid by PRC subsidiaries the withholding tax would be 10% and in the case of a subsidiary 25% or more directly owned by residents in the Hong Kong SAR, the withholding tax would be 5%.

Aggregate undistributed earnings of the Group’s subsidiaries and VIEs in the PRC that are available for distribution to the Group of approximately RMB1,543,119 and RMB1,754,077 as of December 31, 2011 and 2012 respectively, are considered to be indefinitely reinvested, and accordingly, no provision for has been made for the dividend withholding taxes that would be payable upon the distribution of those amounts to the Group. If those earnings were to be distributed or they were determined to be no longer permanently reinvested, the Group would have to record a deferred tax liability in respect of those undistributed earnings of approximately RMB154,312 and RMB175,408 respectively.

Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting over tax basis, including those differences attributable to a more than 50% interest in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Group has not recorded any such deferred tax liability attributable to the undistributed earnings of its financial interest in VIE affiliates because the Group believes such excess earnings can be distributed in a manner that would not be subject to tax.